Cash Distributions and Earnings per Unit (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Jan. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Distribution Made To Limited Partner [Line Items]
Description of the distribution amount per unit for all classes of units		The first 98% of the quarterly distribution is paid to all common unitholders. The incentive distributions rights (held by the General Partner) apply only after a minimum quarterly distribution of $0.4025.
Annual cash distribution per unit		$ 0.06
Description of loss allocation		Net loss per unit undistributed is determined by taking the distributions in excess of net income and allocating between common units and general partner units on a 98%-2% basis.
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		3,154,112	1,353,335
Common and subordinated units
Distribution Made To Limited Partner [Line Items]
Net loss allocated to each class of unit		98.00%
General Partner Units
Distribution Made To Limited Partner [Line Items]
Net loss allocated to each class of unit		2.00%
Installment 1 - FY 2018
Distribution Made To Limited Partner [Line Items]
Declaration date		Apr. 30, 2018
Cash distribution declared per unit		$ 0.02
Distribution date		May 14, 2018
Date of record		May 10, 2018
Aggregate amount of cash distributions paid		$ 3,420
Installment 2 - FY 2018
Distribution Made To Limited Partner [Line Items]
Declaration date		Jul. 31, 2018
Cash distribution declared per unit		$ 0.02
Distribution date		Aug. 10, 2018
Date of record		Aug. 07, 2018
Aggregate amount of cash distributions paid		$ 3,420
Installment 3 - FY 2018
Distribution Made To Limited Partner [Line Items]
Declaration date		Oct. 31, 2018
Cash distribution declared per unit		$ 0.02
Distribution date		Nov. 14, 2018
Date of record		Nov. 07, 2018
Aggregate amount of cash distributions paid		$ 3,420
Installment 4 - FY 2018 | Subsequent Event
Distribution Made To Limited Partner [Line Items]
Declaration date	Jan. 31, 2019
Cash distribution declared per unit	$ 0.02
Distribution date	Feb. 14, 2019
Date of record	Feb. 11, 2019
Aggregate amount of cash distributions paid	$ 3,458